Related party transactions	12 Months Ended
Mar. 28, 2021
Related Party [Abstract]
Related party transactions	Related party transactionsThe Company enters into transactions from time to time with its principal shareholders and organizations affiliated with members of the Board of Directors by incurring expenses for business services. During the year ended March 28, 2021, the Company incurred expenses with related parties of $1.2m (March 29, 2020 - $1.7m, March 31, 2019 - $1.0m) from companies related to certain shareholders. Net balances owing to related parties as at March 28, 2021 were $0.3m (March 29, 2020 - $0.4m).
A lease liability due to the controlling shareholder of the acquired Baffin Inc. business (the "Baffin Vendor") for leased premises was $4.6m as at March 28, 2021 (March 29, 2020 - $5.3m). During the year ended March 28, 2021, the Company paid principal and interest on the lease liability, net of rent concessions, and other operating costs to entities affiliated with the Baffin Vendor totaling $1.2m, respectively (March 29, 2020 - $1.4m, March 31, 2019 - $0.6m). No amounts were owing to Baffin entities as at March 28, 2021 and March 29, 2020. Furthermore, $3.0m was paid to the Baffin Vendor on November 1, 2020 and charged to expense over two years.
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Short term employee benefits	13.2	9.1	13.2
Long term employee benefits	0.1	0.1	0.1
Share-based compensation	8.6	5.9	2.9
Compensation expense	21.9	15.1	16.2